Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Mar. 19, 2018	May 08, 2018	Jun. 30, 2018	Sep. 22, 2017	Dec. 31, 2017
Stockholders' Equity, Reverse Stock Split				1-for-9,200 reverse stock split
VIE Supportive to the drilling operation
VIE, total assets			$ 6,673		$ 15,029
VIE, total liabillities			97,384		92,622
VIE, net assets			(90,711)		$ (77,593)
$462 million Senior Secured Credit Facility
Prepayment of line of credit		$ 43,800
Original Amount			462,000
$450 million credit agreement dated September 22, 2017
Prepayment of line of credit	$ 100,000
Outstanding balance			$ 350,000
Collateral of line of credit			Ocean Rig Apollo as additional collateral
Original Amount			$ 450,000